                                                    REGISTRATION NO. 333-153809
                                                     REGISTRATION NO. 811-01705

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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [X]
                      POST-EFFECTIVE AMENDMENT NO. 21                [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                   UNDER
                    THE INVESTMENT COMPANY ACT OF 1940               [X]
                             AMENDMENT NO. 366                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

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                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

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Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [X]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On __________ pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under individual variable annuity contracts.
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                                     NOTE

This Post-Effective Amendment No. 21 ("PEA") to the Form N-4 Registration Statement No. 333-153809 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement and Part C. This Post-Effective Amendment No. 21 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No,. 19, filed on April 17, 2018 and Post-Effective Amendment No. 20, filed on August 15, 2018 and including any supplements thereto.

AXA Equitable Life Insurance Company

Supplement dated December 21, 2018 to the Current Prospectus for EQUI-VEST(R) (Series 201)

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This Supplement adds information related to an exchange offer and modifies certain related information in the above-referenced current prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus or call (866) 638-0550.

                                EXCHANGE OFFER

This Supplement describes an Exchange Offer we are making to you in connection with your variable annuity contract. This Supplement contains important information that you should know before accepting this Exchange Offer.

                      NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept this Exchange Offer or take any action under your Existing Contract. If you do not accept this Exchange Offer, your Existing Contract will continue unchanged.

You should carefully read this Supplement in conjunction with your Prospectus before making your decision regarding this Exchange Offer. If you have any questions about this Exchange Offer, contact your financial professional or call us directly at (866) 638-0550.

Why am I receiving this offer?

Your Employer or Plan has decided to make available to you the AXA Retirement 360 Defined Contribution Program (the "Program"), which is a retirement program designed to provide participants ("Participants") a single coordinated program selection of investment options, including certain mutual fund options and a fixed annuity contract option (each a "Program Investment Option" and, collectively, the "Program Investment Options"). In the future, we expect to expand the investment options available under the Program. Please note that certain Program Investment Options may be offered, advised or subadvised by AXA Equitable or one or more of our affiliates.

Because the Program is available to you, we will permit owners of the contracts and/or certificates (each an "Existing Contract" and collectively the "Existing Contracts") to exchange some or all of their Existing Contract for one or more affiliated mutual funds that are also Program Investment Options (each an "AXA Mutual Fund" and collectively the "AXA Mutual Funds") without imposing withdrawal charges (the "Exchange Offer"). This Exchange Offer also includes any subsequent exchanges under the Program of shares of an AXA Mutual Fund for an Existing Contract or a New Contract (described below) and any future exchanges under the Program between Existing Contracts and New Contracts and AXA Mutual Funds.

You should carefully read this Supplement and your Prospectus and the prospectuses for the AXA Mutual Funds before making your decision regarding this Exchange Offer. This Exchange Offer allows you to exchange some or all of the account value in your Existing Contract for one or more of the AXA Mutual Funds without paying withdrawal charges. You should only exchange some or all of the account value in your Existing Contract if you have determined you no longer need or want some or all of the Guaranteed Benefits (described below) provided by your Existing Contract. The AXA Mutual Funds do not offer any of these Guaranteed Benefits. If you accept this Exchange Offer your Guaranteed Benefits will terminate or be reduced and they cannot be reinstated.

What is this offer? How does this offer work?

You can exchange some or all of your Existing Contract without incurring withdrawal charges for one or more of the AXA Mutual Funds. The minimum amount that may be exchanged pursuant to this Exchange Offer is $20. If you are considering investing in one or more of the AXA Mutual Funds you should contact your financial professional, who will be able to explain the details of the AXA Mutual Funds and provide you with the proper forms and applications necessary to complete the transaction. AXA Mutual Funds can only be purchased through a broker-dealer and this Exchange Offer is not available through all broker-dealer firms.

Under this Exchange Offer, the full or partial exchange of your Existing Contract will not trigger any applicable withdrawal charge under your Existing Contract. In addition, since the AXA Mutual Funds do not have withdrawal charges, any account value from your Existing Contract transferred into the AXA Mutual Funds would not be subject to any withdrawal charge under the AXA Mutual Funds (but would be subject to all other charges and fees under each applicable AXA Mutual Fund).

Your Existing Contract has certain benefits that are not offered under any AXA Mutual Fund (the "Guaranteed Benefits"):

..   a standard death benefit;

..   the ability to annuitize at guaranteed annuitization rates and receive guaranteed income for life;

..   a guaranteed interest option (investment option that pays interest at guaranteed rates);

..   a structured investment option (investment option that may credit interest based, in part, on the performance of an external index);

..   the optional Personal Income Benefit; and

..   the Investment Simplifier (fixed dollar option and interest sweep) and the
    ProNvest Managed Account Service.

You should carefully consider whether an exchange is appropriate for you by comparing the Guaranteed Benefits provided by your Existing Contract to the benefits and features provided by the AXA Mutual Fund(s). The AXA Mutual Funds do not provide any guaranteed benefits and if you accept this Exchange Offer your Guaranteed Benefits will be terminated or reduced, perhaps significantly.

You should also compare the fees and charges of your Existing Contract to the fees and charges of the AXA Mutual Funds (mutual fund annual operating expenses include management fees, distribution and/or service (12b-1) fees and other expenses). You will also pay a record keeping fee on assets invested in AXA Mutual Funds. There are no front-end or back-end sales charges for the AXA Mutual Funds. For a copy of the prospectus for an AXA Mutual Fund, please contact your financial professional or call (866) 638-0550. Please also see "How can I evaluate this offer?" and "Appendix I".

When your Employer or Plan made the Program available to you it also decided how ongoing contributions may be allocated. That decision determined the terms under which you can exchange some or all of the account value in your Existing Contract into one or more of the AXA Mutual Funds. Accordingly, (1) if your Employer or Plan does not permit ongoing contributions to the Existing Contracts, then you can elect to exchange some or all of the account value in your Existing Contract into one or more of the AXA Mutual Funds or (2) if your Employer or Plan does permit ongoing contributions to Existing Contracts, then you can only exchange 100% of the account value in your Existing Contract into one or more of the AXA Mutual Funds. If your Employer or Plan changes how ongoing contributions may be allocated, your options may change. Employer or Plan restrictions may prevent you from accepting this Exchange Offer. Amounts invested in one or more of the AXA Mutual Funds may be subject to more stringent distribution rules. For more information, please see "Tax Information" in the Prospectus and "What are the tax implications of accepting the offer?" below.

We reserve the right to terminate or materially amend this Exchange Offer with respect to any or all Existing Contracts, as well as, any or all AXA Mutual Funds with notice at least 60 days prior to the date of termination or the effective date of the amendment, subject to the following limited exceptions. First, no such notice would be required if, under extraordinary circumstances, there is a suspension in the redemption of the Existing Contract under
Section 22(e) of the 1940 Act or the rules thereunder. Second, no such notice would be required if the AXA Mutual Fund temporarily delays or ceases the sale of the security because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

Can I subsequently exchange back into my Existing Contract or a New Contract?

If permitted by your Employer or Plan, you can generally exchange some or all of the value in your AXA Mutual Fund(s) back into your terminated Existing Contract or, if your Existing Contract no longer exists (because you fully exchanged it for one or more AXA Mutual Fund or subsequently surrendered it), into a new contract. The new contract would be a newly issued version of your Existing Contract (the "New Contract"). For a copy of the prospectus for the New Contract, please contact your financial professional or call (866) 638-0550. Please Note: A New Contract is only applicable if your Existing Contract no longer exists, and you will be required to complete the necessary application, order form or other documentation before the New Contract can be issued and the exchange from the AXA Mutual Funds completed. Amounts invested in one or more of the AXA Mutual Funds may be subject to more stringent withdrawal requirements which will be permanent even if you transfer back into your Existing Contract or a New Contract. For more information, please see "Tax Information" in the Prospectus and "What are the tax implications of accepting the offer?" below.

If your Existing Contract and the New Contract are not Plan investment options, then you cannot transfer from AXA Mutual Funds back into your Existing Contract or a New Contract. We reserve the right to disallow all exchanges from the AXA Mutual Funds into Existing Contracts or New Contracts, as well as, the right to reject individual Participant's requests to exchange some or all of their value in the AXA Mutual Funds back into their Existing Contract or a New Contract without rejecting other Participant's requests or all Participant's requests. Please Note: Even if you exchange back into your Existing Contract or a New Contract, you may not receive the same level of Guaranteed Benefits as you originally had under your Existing Contract. Please see "How can I evaluate this offer?" and "Appendix I".

If you exchange back into your Existing Contract or a New Contract, a new withdrawal charge period will attach to that exchanged amount. However, no withdrawal charge will be applied to subsequent exchanges back to AXA Mutual Funds pursuant to this Exchange Offer. You should only exchange shares of AXA Mutual Funds for an Existing Contract or New Contract if you have determined that you want some or all of Guaranteed Benefits provided by the Existing Contract or New Contract and you understand all of the fees and expenses that you would be paying under that contract.

How can I evaluate this offer?

You must decide between: (1) keeping your Existing Contract; or (2) fully or partially exchanging your Existing Contract without any applicable withdrawal charges for one or more of the AXA Mutual Funds.

If you do not accept our offer, your Existing Contract and all the Guaranteed Benefits would continue unchanged, and any applicable charges would continue to be deducted from your account value.

If you elect to fully exchange your Existing Contract for one or more of the AXA Mutual Funds:

..   Your Existing Contract and its Guaranteed Benefits would terminate.

..   Your account value would transfer without incurring any applicable withdrawal charges, although we will deduct a pro rata portion of the Annual Administrative Charge if your Existing Contract's account value is less than $25,000 and if you have activated the Personal Income Benefit we will also deduct a pro rata portion of that charge calculated from the date of the most recent participant date anniversary to the date of the exchange.

..   If account value is exchanged from the structured investment option prior to maturity the segment interim value calculation could result in a significant decrease in the amount to be exchanged.

..   In the future, you would not have the option to receive the lifetime income at guaranteed annuity rates.

..   Your beneficiaries would not receive the standard death benefit which could be greater than your account value provided by your Existing Contract.

..   Also, you would not have the option to receive guaranteed lifetime income under the Personal Income Benefit.

If you partially exchange your Existing Contract for one or more of the AXA Mutual Funds:

..   Your account value will be reduced by the amount of the exchange.

..   The Guaranteed Annual Withdrawal Amount and Ratchet Base under the Personal
    Income Benefit (if activated) and the death benefit amount will be reduced on a pro rata basis. Here the pro rata reduction is calculated by taking the percentage the account value is reduced and reducing the Guaranteed Annual Withdrawal Amount, Ratchet Base and death benefit amount by that same percentage. For example, assume an Existing Contract has a Personal Income Benefit account value of $60,000 (and a Non-Personal Income Benefit account value of $0) with a Guaranteed Annual Withdrawal Amount of $3,000, a Ratchet Base of $100,000 and a death benefit of $100,000. If seventy-five percent of the Existing Contract ($45,000) is exchanged for an AXA Mutual Fund, the Existing Contract's Guaranteed Annual Withdrawal Amount, Ratchet Base and death benefit will also be reduced by seventy-five percent to $750 and $25,000 and $25,000, respectively. As illustrated, the amount available for future withdrawals under the Personal Income Benefit would be significantly reduced, as would the death benefit and Ratchet Base by significantly more than the dollar amount of the exchange.

..   Accepting the Exchange Offer before age 65 or exchanging more than your
    Guaranteed Annual Withdrawal Amount may result in an Early or Excess Withdrawal under the Personal Income Benefit either of which could reduce or terminate the benefit.

..   The amount available for lifetime payments under the Personal Income
    Benefit will be reduced, possibly significantly.

..   If account value is exchanged from the structured investment option prior to maturity the segment interim value calculation could result in a significant decrease in the amount to be exchanged.

..   The account value that can be used for annuity payments under the Existing
    Contract's annuity payment options will also be reduced.

You should compare your Existing Contract's Guaranteed Benefits with the AXA Mutual Fund's benefits and features. See "Appendix I". Under an AXA Mutual Fund the death benefit is equal to the AXA Mutual Fund account value, which could be more or less than your contributions, including the amount exchanged from your Existing Contract. In addition, you will not be able to annuitize your AXA Mutual Fund(s) and receive guaranteed lifetime income.

When you purchased your Existing Contract, you decided that some or all of the Guaranteed Benefits were important to you based on your personal circumstances at that time. When considering this Exchange Offer, you should consider whether you no longer need or want some or all of the Guaranteed Benefits provided by your Existing Contract, given your personal circumstances today and your future needs because, if you accept our Exchange Offer, you will be giving up or significantly reducing your Guaranteed Benefits. You should consider your specific circumstances, including your specific account values, death benefit value, Guaranteed Annual Withdrawal Amount and Ratchet Base under the Personal Income Benefit, and the following factors:

..   How long you intend to keep your Existing Contract.

..   Whether it is important for you to leave your Existing Contract's death benefit to your beneficiaries.

..   Whether your death benefit amount is greater than your account value.

..   Whether, given your current state of health, you believe you are likely to provide a death benefit to your beneficiaries.

..   Whether it is important for you to be able to receive guaranteed lifetime income.

..   Whether you have or will activate the Personal Income Benefit.

..   Whether your Ratchet Base and Guaranteed Annual Withdrawal Amount are
    higher than your current account value would support.

..   Whether, given your current state of health, you believe you are likely to live to enjoy the income provided by the Personal Income Benefit, if activated.

..   Whether the amount you plan to exchange will cause a Personal Income
    Benefit Early or Excess withdrawal.

..   If you are currently taking Guaranteed Annual Withdrawal Amount withdrawals, whether it is acceptable to have those withdrawals terminate or be reduced.

..   Whether the availability of a guaranteed interest option or structured investment option is important to you.

..   Whether amounts would be exchange out of the structured investment option prior to Segment maturity.

You should assess your own situation to decide whether to accept the Exchange Offer. Once terminated, your Guaranteed Benefits based on the values in your Existing Contract cannot be reinstated. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your named beneficiaries, and your financial professional and other advisors. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future account value, including whether investment options under your Existing Contract will experience market gains or losses. In addition to all the things you and your financial professional and advisors consider, please also consider the following questions:

1. Do you still need 100% of the guaranteed lifetime income provided by the Personal Income Benefit? If you do, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and 100% of the guaranteed lifetime income provided by the Personal Income Benefit is not important, then you may want to consider the offer and decide if one more of the AXA Mutual Funds is appropriate for you.

2. Do you still need 100% of the guaranteed death benefit? If you do, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and 100% of the guaranteed death benefit is not important, then you may want to consider the offer and decide if one more of the AXA Mutual Funds is appropriate for you.

3. Do you still need to invest in a guaranteed interest option at a guaranteed rate at least equal to your Existing Contract's guaranteed minimum annual rate? If you do, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and a guaranteed interest option at a guaranteed rate at least equal to your Existing Contract's guaranteed minimum annual rate is not important, then you may want to consider the offer and decide if one more of the AXA Mutual Funds is appropriate for you.

Also, while we are currently allowing exchanges from the AXA Mutual Funds back into Existing Contracts (or New Contracts when applicable), we and/or your Employer may not always. In addition, even if you can exchange back into your Existing Contract or a New Contract, you likely will not receive the same level of Guaranteed Benefits and a new withdrawal charge period will start.

..   When you fully exchange your Existing Contract for one or more of the AXA
    Mutual Funds, you lose the value of your existing Guaranteed Benefits which may be greater than the amount exchanged. If you later exchange out of your AXA Mutual Funds into a New Contract, you establish guaranteed benefits in the New Contract equal to the amount exchanged from the AXA Mutual Funds which may be less. For example, assume your standard death benefit amount ($100,000) was greater than your account value ($90,000) when you fully exchanged your Existing Contract into three AXA Mutual Funds. A year later you decide to exchange the value in your AXA Mutual Funds ($96,000) into a New Contract. Your new death benefit amount in the New Contract ($96,000) is equal the amount you exchange into the New Contract not the original death benefit amount which was higher.

..   When you partially exchange your Existing Contract for one or more of the
    AXA Mutual Funds, the value of your remaining Guaranteed Benefits are reduced on a pro rata basis (as discussed above). If you later exchange the same amount from your AXA Mutual Funds back into your Existing Contract, the value of your Guaranteed Benefits may be lower. For example, assume your standard death benefit amount ($100,000) was greater than your account value ($90,000) when you exchanged $45,000 into three AXA Mutual Funds. Your Existing Contract's death benefit amount immediately after the partial exchange would be $50,000 (the account value was reduced by 50% and therefore the death benefit was reduced by 50%). A year later your Existing Contract's account value is $49,000 and its death benefit is still equal to $50,000. If you then exchange the value in your AXA Mutual Funds ($48,000) back into your Existing Contract, your Existing Contract's death benefit amount immediately after the exchange will be $98,000 ($50,000 + $48,000), which is lower than the original death benefit amount even though the account value of your Existing Contract and the value of the AXA Mutual Funds both increased before the exchange back into your Existing Contract.

Please remember, the AXA Mutual Funds do not provide any guaranteed benefits. If you exchange 100% of your account value under your Existing Contract for one or more of the AXA Mutual Funds, your Existing Contract will terminate, and you will lose your Guaranteed Benefits. If you exchange only a portion of your account value, the amount exchanged will reduce the account value of your Existing Contract on a dollar-for-dollar basis and will generally reduce the value of your death benefit, as well as, your Guaranteed Annual Withdrawal Amount and Ratchet Base under the Personal Income Benefit on a pro rata basis which could be greater than the dollar amount exchanged and could significantly reduce or terminate the Personal Income Benefit. You will also be subject to all the fees and charges under each applicable AXA Mutual Fund.

How do I accept this offer?

To accept this Exchange Offer, you must (1) be enrolled in the Program (please contact your financial professional for more information on how to enroll in the Program) and (2) complete the exchange form included with this Supplement. Please complete, sign and date the exchange form and return it to us at the following address:

   AXA Equitable EQUI-VEST(R) Processing Office
   P.O. Box 4956
   Syracuse, NY 13221-4956

We will not process your acceptance of the offer until all applicable requirements are satisfied. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond our control, will not be eligible for the offer.

Good order. If the Exchange Offer is received before the market closes on a business day, then the exchange out of the Existing Contract and the purchase of shares of the AXA Mutual Fund will occur at the next calculated price. The Exchange Offer is not available on (1) any day that you are not enrolled in the Program and (2) on a non-business day (including a non-Segment Business Day if account value is being exchanged out of a Segment). We will not consider your acceptance of the offer to be in good order if we receive it on such a day or if it is missing any necessary information. If we receive your acceptance on a non-business day and it is otherwise complete, the exchange out of your Existing Contract and the purchase of shares of the AXA Mutual Fund will be processed on the next business day.

What are the tax implications of accepting the offer?

We view exchanges from the Existing Contracts in whole or in part to one or more of the AXA Mutual Funds as a "contract exchange within the same 403(b) plan," as described in "Direct transfer contributions" in your Prospectus and therefore, accepting this Exchange Offer will generally not be viewed as a taxable distribution to you. However, amounts exchanged into one or more of the AXA Mutual Funds, including earnings, may be subject to more stringent withdrawal restrictions (e.g., employer and after tax contributions cannot be withdrawn before the participant has a severance from employment, becomes disabled or attains age 59 1/2). If you later decide to exchange some or all of those amounts in your AXA Mutual Funds back into your Existing Contract or a New Contract, such withdrawal restrictions will remain with respect to those amounts. For more information, please see "Tax Information" in your Prospectus. You should discuss with your tax advisor whether it makes sense for you to accept the offer.

More information about this offer.

Although we do not directly compensate your financial professional based on your acceptance of this Exchange Offer, your financial professional may receive payments of varying amounts that may provide an incentive in recommending whether or not you should accept this Exchange Offer. For example, if you exchange some or all of your Existing Contract for a AXA Mutual Fund, your financial professional may receive compensation upon completion of that exchange. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see "Distribution of the contracts" in "More information" in your Prospectus.

Please note that your Existing Contract and any New Contract, if applicable, may each be a Program Investment Option. For ease of discussion regarding this Exchange Offer, this Supplement separates your Existing Contract and any New Contract from the Program Investment Options.

All exchanges are subject to our policies and procedures concerning frequent or disruptive transfer activity.

The Exchange Offer may vary for certain contracts, certificates, and in certain states and may not be available for all contracts or certificates, in all states, at all times or through all financial intermediaries. All material variations are described in this supplement. We may suspend, modify, or terminate this Exchange Offer at any time with notice, as described in this supplement. In the future, we may make new, additional or modified offers in connection with these Existing Contracts or certain benefits thereunder with different terms that may be more or less favorable than the terms described herein.

                                  APPENDIX I

The following chart provides a brief summary comparison of some of the important features of your Existing Contract and the AXA Mutual Funds and between the AXA Mutual Funds and a New Contract. You should not rely solely on this chart in examining the differences between your Existing Contract and the AXA Mutual Funds and between the AXA Mutual Funds and a New Contract. There may be other differences important for you to consider prior to purchasing an AXA Mutual Fund or a New Contract. You should read your Prospectus and other information related to your Existing Contract and the prospectus for an AXA Mutual Fund and a New Contract prior to requesting any exchange. If you would like a prospectus for an AXA Mutual Fund or a New Contract, contact your financial professional or call (866) 638-0550. Please note, this chart does not create or modify any existing rights or Guaranteed Benefits, all of which are only established by your Existing Contract.

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                                                   Series 201              AXA MUTUAL FUNDS
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Annual Administrative Charge/1/                  $65 (maximum)                   $0
                                                $30 (current)/2/
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Separate Account Expenses                            1.20%                        0
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Variable Investment Option Fees                   0.59%-2.07%                     0
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Record Keeping Fee                                     0                     0.15%-1.20%
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Mutual Fund Annual Operating Expenses                  0                     0%-2.26%/3/
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Maximum Withdrawal Charge                              5%                        0%
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Living Benefit (charge)                Personal Income Benefit guarantees        No
                                       that you can take withdrawals from
                                       your Personal Income Benefit
                                       account value up to your
                                       Guaranteed Annual Withdrawal
                                       Amount each year even if your
                                       Personal Income Benefit account
                                       value falls to zero by other than
                                       an early or excess withdrawal
                                       beginning at age 65 or later and
                                       subject to a distributable event
                                       (1.00%)
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Variable Investment Options                   92 (various classes)                0
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Death Benefit                          The greater of: (i) your account     Account Value
                                       value, less any outstanding loan
                                       balance plus accrued interest as
                                       of the date we receive
                                       satisfactory proof of death, any
                                       required instructions, information
                                       and forms necessary to effect
                                       payment; and (ii) your total
                                       contributions, adjusted for
                                       withdrawals and any withdrawal
                                       charges and any taxes that may
                                       apply, less any outstanding loan
                                       balance plus accrued interest.
--------------------------------------------------------------------------------------------
Guaranteed minimum annual rate in the               1%-1.5%                      No
Guaranteed Interest Option/4/
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Structured Investment Option/5/                       Yes                        No
--------------------------------------------------------------------------------------------
Lifetime Payout Option                                Yes                        No
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Additional Features                    Investment simplifier; ProNvest           No
                                       Managed Account Service
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1  Or 2% of account value if less.
2 May be waived if account value exceeds certain amounts. See your Existing Contract for details.
3 Your Plan will designate the Mutual Funds which are available to you as Mutual Fund Program Investment Options. The high and low Mutual Fund Annual Operating Expenses will vary based on the Mutual Fund Program Investment Options available to you.
4 The guaranteed interest option is part of our general account and pays interest at guaranteed rates that are reset periodically.
5  The Structured Investment Option is an index-linked investment option.

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.
   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

                                                                       #634681

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

         (b)  Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

         1.   Board of Directors Resolutions.

              (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement No. 2-30070 filed on October 27, 1987, refiled electronically on July 10, 1998.

              (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 24, 1995, refiled electronically on July 10, 1998.

         2.   Custodial Agreements. Not applicable.

         3.   Underwriting Contracts.

              (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

              (a)(i) First Amendment dated as of January 1, 2001 to the
                     Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

              (a)(ii)Second Amendment dated as of January 1, 2012 to the
                     Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

             (a)(iii)Third Amendment dated as of November 1, 2014 to the
                     Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on
                     April 19, 2016.

              (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement (File No. 2-30070) filed on April 19, 2001.

              (c) Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Registration Statement (File No. 2-30070) filed on April 19, 2001.

              (d) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement (File No. 2-30070) filed on April 19, 2004.

              (d)(i) First Amendment dated as of January 1, 2003 to General
                     Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (d)(ii)Second Amendment dated as of January 1, 2004 to General
                     Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

             (d)(iii)Third Amendment dated as of July 19, 2004 to General Agent
                     Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (d)(vi)Sixth Amendment dated as of February 15, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

             (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                     General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                     Exhibit 3(r), filed on April 20, 2009.

            (d)(viii)Eighth Amendment dated as of November 1, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance

                     Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                     Exhibit 3(s), filed on April 20, 2009.

              (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (d)(x) Tenth Amendment dated as of November 1, 2013, to General
                     Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (d)(xi)Eleventh Amendment dated as of November 1, 2013, to
                     General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

             (d)(xii)Twelfth Amendment dated as of November 1, 2013, to General
                     Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

            (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                     General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

             (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to General
                     Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

              (d)(xv)Sixteenth Amendment dated as of May 1, 2016 to General
                     Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 18, 2017.

             (d)(xvi)Seventeenth Amendment to General Agent Sales Agreement,
                     dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC, ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

            (d)(xvii)Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

         4.   Contracts. (Including Riders and Endorsements)

              (a) Form of Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2006BASE-A), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (b) Form of Data Pages Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2008DPTSA201G), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (c) Form of Data Pages Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2008DPEDC201-G), previously filed with this Registration Statement File No. 333-153809 on April 20, 2009.

              (d) Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. 2006BASE-I-A), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (e) Form of Data Pages Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2008DPEDC201-I), previously filed with this Registration Statement File No. 333-153809, on April 20, 2009.

              (f) Form of Data Pages Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. 2008DPTSA201G), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (g) Form of TSA Endorsement to Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2008TSA-G), previously filed with this Registration Statement File
                     No. 333-153809 on December 16, 2008.

              (h) Form of TSA Endorsement to Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. 2008TSA-I), previously filed with this Registration Statement File
                     No. 333-153809 on December 16, 2008.

              (i) Form of Endorsement Applicable to Guaranteed Interest Special Dollar Cost Averaging (Form No. 2008SDCA-EV), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (j) Form of Guaranteed Withdrawal Benefit for Life ("GWBL") Rider (Form No. 2008GWBL-EV), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (k) Form of Endorsement Applicable to EDC Contracts (Form No. 2008EDC-I), previously filed with this Registration Statement (File No. 333-153809) on April 20, 2009.

              (l) Form of Endorsement Applicable to EDC Certificates (Form No. 2008EDC-G), previously filed with this Registration Statement (File No. 333-153809) on April 20, 2009.

              (m) Form of Endorsement Applicable to the Structured Investment Option (Form No. 2010SIO201-G), previously filed with this Registration Statement (File
                     No. 333-153809) on April 25, 2011.

              (n) Form of Endorsement Applicable to the Structured Investment Option (Form No. 2010SIO201-I), previously filed with this Registration Statement (File
                     No. 333-153809) on April 25, 2011.

              (o) Endorsement Applicable to Designated Roth Contributions to Contracts Funding Governmental Employer Plans (2011 EDCROTH-I), incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

              (p) Endorsement Applicable to Designated Roth Contributions to Contracts Funding Governmental Employer Plans (2011 EDCROTH-G), incorporated herein by reference to Registration statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

              (q) Form of Combination Fixed and Variable Deferred Annuity Application for 403(b) TSA and 457(b) EDC, previously filed with this Registration Statement on Form N-4 (File No. 333-153809), on April 22, 2014.

              (r) Managed Account Endorsement (Form No. 2013EQVMA-201) , previously filed with this Registration Statement on Form N-4 (File No. 333-153809), on April 21, 2015.

         5.   Applications.

              (a) Form of Deferred Variable Annuity Application for 457(b) EDC (EDC App. (3/09)) previously filed with this Registration Statement on Form N-4 (File No. 333-153809) on October 2, 2008.

              (b) Form of Deferred Variable Annuity Application for 403(b) TSA (TSA App. (3/09)) previously filed with this Registration Statement on Form N-4 (File No. 333-153809) on October 2, 2008.

              (c) Form of Deferred Variable Annuity Application for (403(b) TSA (TSA App. (3/09)) with GWBL previously filed with this Registration Statement on Form N-4 (File
                     No. 333-153809) on October 2, 2008.

              (d)    Form of Deferred Variable Annuity Application for
                     (403(b) TSA (180-4001 (06/10)), previously filed with this Registration Statement (File No. 333-153809) on April 25, 2011.

              (e) Form of Deferred Variable Annuity Application for 457(b) EDC (180-4002 (06-10)), previously filed with this Registration Statement (File No. 333-153809) on April 25, 2011.

              (f) Form of Combination Fixed and Variable Deferred Annuity Application for 403(b) TSA (180-4001 (07-12)), previously filed with this Registration Statement on Form N-4 (File No. 333-153809), on April 23, 2013.

              (g) Form of Combination Fixed and Variable Deferred Annuity Application for 457(b) TSA (180-4002 (07-12)), previously filed with this Registration Statement on Form N-4 (File No. 333-153809), on April 23, 2013.

              (h) Form of Endorsement applicable to Managed Accounts (2013EQVMA-201), previously filed with this Registration Statement on Form N-4 (File No. 333-153809), on April 22, 2014.

              (i)    Form of Deferred Variable Annuity Application for
                     201 TSA/EDC (01/19) filed with this Registration Statement on Form N-4 (File No. 333-153809), on December 21, 2018.

         6.   Depositor's Certificate of Incorporation And By-Laws.

              (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593) filed on April 19, 2006.

         7.   Reinsurance Contracts. Not Applicable.

         8.   Participation Agreements.

              (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

              (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

             (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

             (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

            (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

              (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

             (a)(xii)Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

            (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

             (a)(xiv)Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

             (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated
                     July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

            (a)(b)(i)Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

           (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

          (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the Second
                     Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

           (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

            (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                     No. 4"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

           (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment No. 5"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

          (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                     No. 6"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

         (a)(b)(viii)Amendment No. 7 dated as of December 21, 2015 ("Amendment
                     No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on February 11, 2016.

           (a)(b)(ix)Amendment No. 8 dated as of December 9, 2016 ("Amendment No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

            (a)(b)(x)Amendment No. 9 dated as of May 1, 2017 ("Amendment No.
                     9") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

           (a)(b)(xi)Amendment No. 10 dated as of November 1, 2017 ("Amendment No. 10") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

              (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

              (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

              (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

             (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

              (b)(iv)Amended and Restated Participation Agreement among the
                     Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

              (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                     Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

              (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                     No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

             (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment No.
                     3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

            (b)(viii)Amendment No. 4, dated as of December 10, 2014 ("Amendment
                     No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(ix)Amendment No. 5 dated as of September 26, 2015 ("Amendment
                     No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

              (c) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (c)(i) Amendment No. 1 effective October 15, 2009 among AIM
                     Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                     April 24, 2012.

              (c)(ii)Amendment No. 2, dated as of April 19, 2010, to the
                     Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

             (c)(iii)Amendment No. 3, dated as of April 19, 2010, to the
                     Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

              (c)(iv)Amendment No. 4, effective May 1, 2012, to the
                     Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

              (c)(v) Amendment No. 5, dated as of October 1, 2014, to the
                     Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

              (d) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., previously filed with this Registration Statement on Form N-4 (File No. 333-153809) on July 8, 2011.

              (e) Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company incorporated by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

              (f) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (f)(i) Amendment No. 3 effective as of May 1, 2010 to
                     Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

              (g) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

              (h) Fund Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (h)(i) Amendment No. 1 dated April 1, 2010 to the Participation
                     Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (h)(ii)Amendment No. 2 dated May 1, 2012 to the Participation
                     Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

             (h)(iii)Amendment No. 3 dated September 5, 2013 to the
                     Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (h)(iv)Amendment No. 4 dated October 14, 2013 to the
                     Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (h)(v) Amendment No. 5 dated October 1, 2016 to the Participation
                     Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (i) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (j) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (j)(i) Third Amendment dated October 20, 2009 to the
                     Participation Agreement, (the "Agreement") dated
                     December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (k) Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and AXA Equitable Life Insurance Company, dated July 22, 2005, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-130988) filed on April 19, 2010.

              (k)(i) Amendment No. 1 effective April 1, 2010 to Participation
                     Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and AXA Equitable Life Insurance Company, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-130988) filed on April 19, 2010.

              (l) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (m) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated
                     August 7, 2000, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2009.

              (m)(i) Amendment No. 1 dated October 13, 2009 to the
                     Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File
                     No. 333-178750) filed on December 23, 2011.

              (m)(ii)Participation Agreement dated October 1, 2013 among Van
                     Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

             (m)(iii)Amendment No. 1 dated October 28, 2016 to the
                     Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (n) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

         9.   Legal Opinion.

              Opinion and Consent of Shane Daly, Vice President and Associate General Counsel of AXA Equitable Life Insurance Company as to the legality of the securities being registered, filed herewith.

         10.  Other Opinions.


              (a)    Consent of PricewaterhouseCoopers LLC, filed herewith.

              (b)    Powers of Attorney, filed herewith.

         11.  Omitted Financial Statements. Not applicable.

         12.  Initial Capital Agreements. Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF AXA EQUITABLE.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Burberl                 Director
AXA
25, Avenue Matignon
75008 Paris, France

Gerald Harlin                  Director
AXA
21, Avenue Matignon
75008 Paris, France

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Bertrand Poupart-Lafarge       Director
5 Old Broad Street
London EC2N 1AD
United Kingdom

Karima Silvent                 Director
AXA
25, Avenue Matignon
75008 Paris, France

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director, Secretary and
                               General Counsel

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Managing Director and Chief Human
                               Resources Officer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Managing Director and Chief Information Officer

*Andrea M. Nitzan              Managing Director, Chief Accounting Officer and
                               Controller

*Brian Winikoff                Senior Executive Director and Head of U.S.
                               Life, Retirement and Wealth Management

*Andrienne Johnson             Managing Director and Chief Transformation
                               Officer

*Kevin Molloy                  Managing Director and Investor Relations Officer

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*Kathryn Ferrero               Managing Director and Chief Marketing Officer

*David Karr                    Managing Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Patricia Louie                Managing Director and Associate General Counsel

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Prabha ("Mary") Ng            Managing Director

*Christine Nigro               Managing Director

*James O'Boyle                 Managing Director

*Robin Raju                    Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*John Rivett                   Managing Director

*Pamela Rosado                 Managing Director and Associate General Counsel

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Holklister-Share       Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Lead Director and Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT.

                 Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the "Holding Company").

                 Prior to May 14, 2018, Holdings was a direct wholly-owned subsidiary of AXA S.A. ("AXA"). On May 14, 2018, Holdings completed an initial public offering in which AXA sold a minority stake to the public.

                 AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The 2016/2017 AXA Group Organizational Charts are incorporated by reference to Exhibit 26(a) to Registration Statement (File No. 333-216084) on Form N-4, filed August 25, 2017.

         (b) AXA Equitable Holdings, Inc. - Subsidiary Organization Chart:
Q3-2018 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-130988) on Form N-4 filed October 19, 2018.

ITEM 27. NUMBER OF CONTRACTOWNERS

                 As of November 30, 2018, there are 371,111 Qualified contractholders and 0 Non-Qualified contractholders of the contracts offered by the Registrant under this Registration Statement.

ITEM 28. INDEMNIFICATION

         (a)     Indemnification of Directors and Officers

                 The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                 7.4    Indemnification of Directors, Officers and Employees.

                        (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                              (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                              (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                              (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                        (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                 The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company Ltd.), Aspen Bermuda XS, and ARGO Re Ltd. The annual limit on such policies is $155 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)     Indemnification of Principal Underwriters

                 To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)     Undertaking

                 Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) AXA Advisors, LLC and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP and I of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Accounts A, K and L. In addition, AXA Advisors is the principal underwriter of AXA Equitable's Separate Accounts 45, 301.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Mary Jean Bonadonna               Vice President and Chief Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

*James O'Boyle                     Senior Vice President

*Gerald J. Carroll                 Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricarsdi                Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Vice President

*Christian Cannon                  Assistant Vice President and Counsel

*David G. Rogers                   Vice President

*Samuel Schwartz                   Vice President

*Ruth Shorter                      Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 --------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Ronald Herrmann                   Senior Vice President and Director

*Michael B. Healy                  Executive Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Gerald J. Carroll                 Vice President

*Matthew Drummond                  Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Gass                   Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*James S. O'Connor                 Vice President

*Matthew A. Schirripa              Vice President

*Samuel Schwartz                   Vice President

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Jonathan Zales                    Vice President

*Stephen Scanlon                   Director and Senior Vice President

*Prabha ("Mary") Ng                Senior Vice President and Chief Information
                                   Security Officer

*Edward Rosenblatt                 Vice President and General Counsel

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

* Principal Business Address:
1290 Avenue of the Americas, NY, NY 10140

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104 and 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096.

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
               (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, or prospectus, or otherwise.

         The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

         The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to this Registration Statement to be signed on its behalf, in the City and State of New York, on this 21st day of December, 2018.

                               SEPARATE ACCOUNT A OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (Registrant)

                               By:  AXA Equitable Life Insurance Company
                                          (Depositor)

                               By:  /s/ Shane Daly
                                    --------------------------------------------
                                    Shane Daly
                                    Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 21st day of December, 2018.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Managing Director, Chief Accounting Officer and
                               Controller

*DIRECTORS:

Thomas Buberl      Bertrand Poupart-Lafarge
Gerald Harlin      Karima Silvent
Daniel G. Kaye     George Stansfield
Kristi A. Matus    Charles G.T. Stonehill
Mark Pearson

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      December 21, 2018

                                 EXHIBIT INDEX
 EXHIBIT NO.                                                         TAG VALUE
 -----------                                                         ---------

      5(i)   Form of Application 201 TSA/EDC (01/19)                 EX-99.5i

      9      Opinion and Consent of Counsel                          EX-99.9

      10(a)  Consent of PricewaterhouseCoopers LLC                   EX-99.10a

      10(b)  Powers of Attorney                                      EX-99.10b